Income Taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 1,313,000	$ 1,419,000
Less: valuation allowance	(1,313,000)	(1,419,000)
Net deferred tax asset